Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€) € / shares [1]	Dec. 31, 2015 EUR (€) € / shares [1]
Statement Line Items [Line Items]
Revenues | €			€ 13,636	€ 11,632	€ 12,446
Operating expenses | €			(2,549)	(2,082)	(2,571)
Depreciation expenses | €			(4,518)	(4,411)	(4,428)
Gross profit | €			6,569	5,139	5,447
Project development costs | €	[2]		(2,739)	(2,201)	(1,044)
General and administrative expenses | €	[2]		(2,420)	(2,032)	(2,328)
Share of profits of equity accounted investee | €			1,531	1,375	2,202
Other income, net | €			18	90	18
Operating Profit | €			2,959	2,371	4,295
Financing income | €			1,333	263	2,061
Financing income (expenses) in connection with derivatives, net | €			(3,156)	636	3,192
Financing expenses | €			(7,405)	(3,333)	(3,177)
Financing income (expenses), net | €			(9,228)	(2,434)	2,076
Profit (loss) before taxes on income | €			(6,269)	(63)	6,371
Tax benefit (taxes on income) | €			(372)	(569)	1,739
Profit (loss) for the year | €			(6,641)	(632)	8,110
Profit (loss) attributable to:
Owners of the Company | €			(6,115)	(209)	8,340
Non-controlling interests | €			(526)	(423)	(230)
Profit (loss) for the year | €			(6,641)	(632)	8,110
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations | €			(359)	692	1,104
Effective portion of change in fair value of cash flow hedges | €			(1,244)
Net change in fair value of cash flow hedges transferred to profit or loss | €			1,382
Total other comprehensive income (loss) | €			(221)	692	1,104
Total comprehensive income (loss) for the year | €			€ (6,862)	€ 60	€ 9,214
Earnings (loss) per share
Basic earnings (loss) per share | € / shares			€ (0.57)	€ (0.02)	€ 0.78
Diluted earnings (loss) per share | € / shares			€ (0.57)	€ (0.02)	€ 0.78
USD [Member]
Statement Line Items [Line Items]
Revenues | $		$ 16,333
Operating expenses | $		(3,053)
Depreciation expenses | $		(5,411)
Gross profit | $		7,869
Project development costs | $		(3,281)
General and administrative expenses | $		(2,899)
Share of profits of equity accounted investee | $		1,834
Other income, net | $		22
Operating Profit | $		3,545
Financing income | $		1,597
Financing income (expenses) in connection with derivatives, net | $		(3,780)
Financing expenses | $		(8,869)
Financing income (expenses), net | $		(11,052)
Profit (loss) before taxes on income | $		(7,507)
Tax benefit (taxes on income) | $		(447)
Profit (loss) for the year | $		(7,954)
Profit (loss) attributable to:
Owners of the Company | $		(7,324)
Non-controlling interests | $		(630)
Profit (loss) for the year | $		(7,954)
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations | $		(430)
Effective portion of change in fair value of cash flow hedges | $		(1,490)
Net change in fair value of cash flow hedges transferred to profit or loss | $		1,655
Total other comprehensive income (loss) | $		(265)
Total comprehensive income (loss) for the year | $		$ (8,219)
Earnings (loss) per share
Basic earnings (loss) per share | $ / shares		$ (0.69)
Diluted earnings (loss) per share | $ / shares		$ (0.69)

[1]	Please refer to note 2C for functional and presentation currency.
[2]	Reclassified - See note 2